Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Earnings Per Share

	For the nine months ended September 30
	2018	2019
Basic and diluted loss per share	$(0.21)	$(0.11)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding
The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the nine months ended September 30
	2018	2019
Loss used in the computation of basic and diluted loss per share	$(30,993,757)	$(17,460,159)

Weighted-average number of ordinary shares in the computation of basic and diluted loss per share	146,197,511	160,248,940